Pension and Other Post-Retirement Benefits (Summary of Movements in Pension and Other Post-Retirement Benefit Assets (Liabilities) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	$ (177)	$ (265)
Current service cost for benefits earned during the year	16	27
Interest (expense) income	5	8
Past service cost, including curtailment gains and settlements	76	(15)
Foreign exchange rate changes and other	(4)	7
Components of defined benefit expense recognized in earnings	51	(43)
Changes in financial assumptions	(7)	(423)
Changes in demographic assumptions	0	(21)
Gain on plan assets (excluding amounts included in net interest)	30	337
Remeasurements of the net defined benefit liability recognized in OCI during the year	23	(107)
Contributions by plan participants	0	0
Employer contributions	(20)	(24)
Benefits paid	0	0
Cash flows	(20)	(24)
Ending Balance	(129)	(177)
Other assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	157
Ending Balance	138	157
Pension and other post-retirement benefits liabilities [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(319)
Ending Balance	(252)	(319)
Payables and accrued charges [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(15)
Ending Balance	(15)	(15)
Present value of defined benefit obligation [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,507)	(1,996)
Current service cost for benefits earned during the year	(16)	(27)
Interest (expense) income	(70)	(60)
Past service cost, including curtailment gains and settlements	76	24
Foreign exchange rate changes and other	(8)	28
Components of defined benefit expense recognized in earnings	(18)	(35)
Changes in financial assumptions	(7)	(423)
Changes in demographic assumptions	0	(21)
Gain on plan assets (excluding amounts included in net interest)	0	0
Remeasurements of the net defined benefit liability recognized in OCI during the year	(7)	(444)
Contributions by plan participants	4	6
Employer contributions	0	0
Benefits paid	(83)	(86)
Cash flows	(79)	(80)
Ending Balance	(1,439)	(1,507)
Plan assets [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning Balance	(1,330)	(1,731)
Current service cost for benefits earned during the year	0	0
Interest (expense) income	65	52
Past service cost, including curtailment gains and settlements	0	(39)
Foreign exchange rate changes and other	4	(21)
Components of defined benefit expense recognized in earnings	69	(8)
Changes in financial assumptions	0	0
Changes in demographic assumptions	0	0
Gain on plan assets (excluding amounts included in net interest)	30	337
Remeasurements of the net defined benefit liability recognized in OCI during the year	30	337
Contributions by plan participants	(4)	(6)
Employer contributions	(20)	(24)
Benefits paid	83	86
Cash flows	59	56
Ending Balance	(1,310)	(1,330)
Net [Member]
Disclosure of net defined benefit liability (asset) [Line Items]
Interest (expense) income	$ (5)	$ (8)